Financial Information by Segments	12 Months Ended
Dec. 31, 2025
Financial Information by Segments [Abstract]
Financial information by segments
24.	Financial information by segments

The Company analyses its information by region, due to the operational structure and the organization of its business. Information used for making decisions is based on such regions. The Company’s sales are made in Mexico, the United States of America and Brazil. The Mexican segment includes the plants in Mexicali, Guadalajara, Tlaxcala and San Luis Potosi. The USA segment includes seven Republic plants six of which are located in the United States (Ohio, Indiana and New York) and one in Canada (Ontario). The plant in Canada stopped operating in 2018. The Brazilian segment includes the plants in Pindamonhangaba, Cariacica and Itaúna. The segments are engaged in the manufacturing and sale of long steel products intended mainly for the building and automotive industries.

	Year ended December 31, 2025
	Mexico	USA	Brazil	Eliminations between segments	Total

Net sales	$18,184,778	$28,997	$12,077,629		$30,291,404
Cost of sales	(14,201,867)	(116,098)	(8,465,386)		(22,783,351)

Gross profit (loss)	3,982,911	(87,101)	3,612,243		7,508,053
Operating expenses	(1,223,934)	(419,665)	(1,185,853)		(2,829,452)
Other income (expenses), net	(6,595)	295,135	237,948		526,488
Interest income and dividends	1,202,487	0	16,766		1,219,253
Interest expense Loss on financial instruments	981	(6,011)	(105,813)		(110,843)
Exchange rate gain (loss), net	(3,573,739)	(32,762)	139,165	(139,165)	(3,606,501)

Income (loss) before income taxes	382,111	(250,404)	2,714,456	(139,165)	2,706,998
Income taxes	899,435	(40,188)	352,587		1,211,834

Net income (loss) for the year	$(517,324)	$(210,216)	$2,361,869	$(139,165)	$1,495,164

Depreciation and Amortization	$573,416	$188,838	$320,013		$1,082,267
Total assets	51,752,152	5,773,480	17,907,272	$(4,154,012)	71,278,892

Total liabilities	7,113,318	2,873,062	6,212,674	(4,154,012)	12,045,042

Acquisitions of property, plant and equipment	838,066	0	2,053,462		2,891,528
	Year ended December 31, 2024
	Mexico	USA	Brazil	Eliminations between segments	Total

Net sales	$19,529,921	$92,215	$14,035,536		$33,657,672
Cost of sales	(15,168,258)	(212,771)	(10,651,722)		(26,032,751)

Gross profit (loss)	4,361,663	(120,556)	3,383,814		7,624,921
Operating expenses	(996,915)	(477,245)	(1,128,351)		(2,602,511)
Other income (expenses), net	329,915	(750,518)	699,286		278,683
Interest income and dividends	1,686,870		-		1,686,870
Interest expense Loss on financial instruments	1,972	(5,705)	(422,358)	422,358	(3,733)
Exchange rate gain (loss), net	5,557,126	(737)	227,122	(227,122)	5,556,389

Income (loss) before income taxes	10,940,631	(1,354,761)	2,759,513	195,236	12,540,619
Income taxes	1,135,674	(81,401)	1,005,850		2,060,123

Net income (loss) for the year	$9,804,957	$(1,273,360)	$1,753,663	$195,236	$10,480,496

Depreciation and Amortization	$623,556	$179,732	$263,094		$1,066,382
Total assets	50,325,892	9,708,618	17,699,144	$(4,435,253)	73,298,401

Total liabilities	4,192,751	6,168,335	8,130,556	(4,435,253)	14,056,389

Acquisitions of property, plant and equipment	194,940	(695)	1,932,717		2,126,962

	Year ended December 31, 2023
	Mexico	USA	Brazil	Eliminations between segments	Total

Net sales	$24,777,369	$2,417,219	$13,944,660		$41,139,248
Cost of sales	(17,937,267)	(3,398,928)	(9,763,911)		(31,100,106)

Gross profit (loss)	6,840,102	(981,709)	4,180,749		10,039,142
Operating expenses	(970,482)	(291,552)	(1,055,024)		(2,317,058)
Other income (expenses), net	16,319	(309,117)	173,252		(119,546)
Interest income and dividends	931,866	82,224	-	(82,224)	931,866
Interest expense Loss on financial instruments	(89,293)	(146,592)	(122,921)	269,513	(89,293)
Exchange rate gain (loss), net	(2,430,781)	(219)	(181,424)	181,424	(2,431,000)

Income (loss) before income taxes	4,297,731	(1,646,965)	2,994,632	368,713	6,014,111
Income taxes	1,234,278	(144,630)	650,350		1,739,998

Net income (loss) for the year	$3,063,453	$(1,502,335)	$2,344,282	368,713	4,274,113

Depreciation and Amortization	$618,445	$155,794	$261,005		1,035,244
Total assets	43,890,081	9,069,596	18,203,408	(4,375,473)	$66,787,612

Total liabilities	6,912,766	4,602,653	9,842,201	(4,375,473)	16,982,147

Acquisitions of property, plant and equipment	210,422	(350,360)	2,632,611		2,492,673